Changes in equity and earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Changes in Issued Capital and Treasury Shares
The tables below summarize the changes in issued capital and treasury shares during the year ended 31 December 2025:

Issued capital

Issued capital	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	-	-
At the end of the current period	2 019	1 736
Of which:
Ordinary shares	1 797
Restricted shares	222

	Treasury shares		Result on the use of treasury shares

Treasury shares	Million shares	Million US dollar	Million US dollar

At the end of the previous year	43.8	(3 886)	(5 406)
Changes during the period	24.7	(1 197)	(910)
At the end of the current period	68.5	(5 083)	(6 316)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves

As of 1 January 2025	(38 670)	490	(1 020)	(39 201)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	6 594	-	-	6 594
Cash flow hedges	-	(100)	-	(100)
Re-measurements of post-employment benefits	-	-	66	66
Other comprehensive income/(loss)	6 594	(100)	66	6 560
As of 31 December 2025	(32 076)	390	(954)	(32 641)
The gain in translation reserves is primarily related to the appreciation of the closing rates of the Brazilian real, Colombian peso, Mexican peso, the Peruvian sol, and the South African rand, partially offset by the appreciation of the closing rate of the Euro which resulted in a net foreign exchange translation adjustment of 6 594m US dollar as of 31 December 2025 (increase of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves

As of 1 January 2024	(30 180)	181	(1 155)	(31 155)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(8 490)	-	-	(8 490)
Cash flow hedges	-	309	-	309
Re-measurements of post-employment benefits	-	-	135	135
Other comprehensive income/(loss)	(8 490)	309	135	(8 046)
As of 31 December 2024	(38 670)	490	(1 020)	(39 201)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves

As per 1 January 2023	(34 677)	145	(1 021)	(35 553)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	4 497	-	-	4 497
Cash flow hedges	-	36	-	36
Re-measurements of post-employment benefits	-	-	(134)	(134)
Other comprehensive income/(loss)	4 497	36	(134)	4 398

As per 31 December 2023	(30 180)	181	(1 155)	(31 155)

Summary of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share for the year ended 31 December 2025 is based on the profit attributable to equity holders of AB InBev of 6 837m US dollar (31 December 2024: 5 855m US dollar, 31 December 2023: 5 341m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including stock lending) per end of the period, calculated as follows:

Million shares	2025	2024	2023

Issued ordinary and restricted shares as of 1 January, net of treasury shares	1 975	1 984	1 984
Effect of stock lending	27	29	30
Effect of delivery of treasury shares and share buyback programs	(18)	(9)	2
Weighted average number of ordinary and restricted shares as of 31 December	1 984	2 003	2 016
The calculation of diluted earnings per share for the year ended 31 December 2025 is based on the profit attributable to equity holders of AB InBev of 6 837m US dollar (31 December 2024: 5 855m US dollar; 31 December 2023: 5 341m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including stock lending) at the end of the period, calculated as follows:

Million shares	2025	2024	2023

Weighted average number of ordinary and restricted shares as of 31 December	1 984	2 003	2 016
Effect of share options, PSUs and restricted stock units	34	41	38
Weighted average number of ordinary and restricted shares (diluted) as of 31 December	2 018	2 044	2 054
The calculation of the Underlying EPS is based on the profit before exceptional items and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev and underlying profit is calculated as follows:

For the year ended 31 December Million US dollar	2025	2024	2023

Profit attributable to equity holders of AB InBev	6 837	5 855	5 341

Net impact of exceptional items on profit (refer to Note 8)	499	1 062	614

Profit before exceptional items, attributable to equity holders of AB InBev	7 336	6 917	5 955

Hyperinflation impacts	74	145	203

Underlying profit	7 410	7 061	6 158

Summary of Calculation of EPS
The table below sets out the EPS calculation:

For the year ended 31 December Million US dollar	2025	2024	2023

Profit attributable to equity holders of AB InBev	6 837	5 855	5 341
Weighted average number of ordinary and restricted shares	1 984	2 003	2 016
Basic EPS	3.45	2.92	2.65

Profit attributable to equity holders of AB InBev	6 837	5 855	5 341
Weighted average number of ordinary and restricted shares (diluted)	2 018	2 044	2 054
Diluted EPS	3.39	2.86	2.60

Underlying profit	7 410	7 061	6 158
Weighted average number of ordinary and restricted shares	1 984	2 003	2 016
Underlying EPS	3.73	3.53	3.05